LOANS (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Summary of Composition of Loans

The composition of loans is summarized as follows:

	December 31,
	2019	2018
Professional:
Dental	$171,475,379	$156,486,239
Medical	14,154,935	15,161,671
Veterinary	3,075,746	1,729,354
Service	8,088,423	7,284,367
Non-profit:
Church	15,696,335	14,446,601
Other	2,771,661	2,857,270
Real estate:
Construction and development	14,898,990	13,940,135
Non-owner occupied commercial	14,873,244	14,051,173
Other	16,107,191	13,395,533

	261,141,904	239,352,343
Net deferred loan fees and costs	(288,485)	(293,763)
Allowance for loan losses	(2,816,182)	(2,849,182)

Loans, net	$258,037,237	$236,209,398

Summary of Risk Category of Loans by Class of Loans

The following tables summarize by risk category the Company’s loan portfolio based upon the most recent analysis performed as of December 31, 2019 and 2018:

	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2019:
Professional:
Dental	$171,423,715	$—	$51,664	$—	$171,475,379
Medical	14,154,935	—	—	—	14,154,935
Veterinary	3,075,746	—	—	—	3,075,746
Service	8,088,423	—	—	—	8,088,423
Non-profit:
Church	15,696,335	—	—	—	15,696,335
Other	2,771,661	—	—	—	2,771,661
Real estate:
Construction and development	14,898,990	—	—	—	14,898,990
Non-owner occupied commercial	14,873,244	—	—	—	14,873,244
Other	16,107,016	—	175	—	16,107,191

Total	$261,090,065	$—	$51,839	$—	$261,141,904

December 31, 2018:
Professional:
Dental	$156,406,739	$—	$79,500	$—	$156,486,239
Medical	15,161,671	—	—	—	15,161,671
Veterinary	1,729,354	—	—	—	1,729,354
Service	7,104,378	179,989	—	—	7,284,367
Non-profit:
Church	14,446,601	—	—	—	14,446,601
Other	2,857,270	—	—	—	2,857,270
Real estate:
Construction and development	13,940,135	—	—	—	13,940,135
Non-owner occupied commercial	14,051,173	—	—	—	14,051,173
Other	13,332,377	—	63,156	—	13,395,533

Total	$239,029,698	$179,989	$142,656	$—	$239,352,343

Summary of Recorded Investment in Past Due Loans, as Well as Nonaccrual Loans

The following tables include an aging analysis of days past due for each portfolio class as of December 31, 2019 and 2018:

		Past Due Status (Accruing Loans)
	Current	30-89 Days	90+ Days	Total Past Due	Non- Accrual	Total
December 31, 2019:
Professional:
Dental	$171,423,715	$—	$—	$—	$51,664	$171,475,379
Medical	14,154,935	—	—	—	—	14,154,935
Veterinary	3,075,746	—	—	—	—	3,075,746
Service	8,088,423	—	—	—	—	8,088,423
Non-profit:
Church	15,696,335	—	—	—	—	15,696,335
Other	2,771,661	—	—	—	—	2,771,661
Real estate:
Construction and development	14,898,990	—	—	—	—	14,898,990
Non-owner occupied commercial	14,873,244	—	—	—	—	14,873,244
Other	16,107,016	—	—	—	175	16,107,191

Total	$261,090,065	$—	$—	$—	$51,839	$261,141,904

December 31, 2018:
Professional:
Dental	$156,406,739	$—	$—	$—	$79,500	$156,486,239
Medical	15,161,671	—	—	—	—	15,161,671
Veterinary	1,729,354	—	—	—	—	1,729,354
Service	7,104,378	—	179,989	179,989	—	7,284,367
Non-profit:
Church	14,446,601	—	—	—	—	14,446,601
Other	2,857,270	—	—	—	—	2,857,270
Real estate:
Construction and development	13,940,135	—	—	—	—	13,940,135
Non-owner occupied commercial	14,051,173	—	—	—	—	14,051,173
Other	13,332,377	—	—	—	63,156	13,395,533

Total	$239,029,698	$—	$179,989	$179,989	$142,656	$239,352,343

Summary of Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method

The following tables detail the change in the allowance for the years ended December 31, 2019 and 2018 by portfolio segment.

	Professional	Non-Profit	Real Estate	Other	Unallocated	Total
December 31, 2019:
Allowance for loan losses:
Balance, beginning of year	$876,467	$70,962	$104,950	$110,833	$1,685,970	$2,849,182
Charge-offs	(130,235)	—	—	—	—	(130,235)
Recoveries	14,735	—	—	—	—	14,735
Provision (reallocation)	231,274	(4,383)	6,660	(53,610)	(97,441)	82,500

Ending balance	$992,241	$66,579	$111,610	$57,223	$1,588,529	$2,816,182

Ending balance: individually evaluated for impairment	$51,664	$—	$—	$175	$—	$51,839

Ending balance: collectively evaluated for impairment	$940,577	$66,579	$111,610	$57,048	$1,588,529	$2,764,343

Loans:
Ending balance	$196,794,483	$18,467,996	$29,772,234	$16,107,191		$261,141,904

Ending balance: individually evaluated for impairment	$51,664	$—	$—	$175		$51,839

Ending balance: collectively evaluated for impairment	$196,742,819	$18,467,996	$29,772,234	$16,107,016		$261,090,065

December 31, 2018:
Allowance for loan losses:
Balance, beginning of year	$788,684	$75,490	$185,964	$172,035	$1,611,421	$2,833,594
Charge-offs	—	—	—	—	—	—
Recoveries	15,588	—	—	—	—	15,588
Provision (reallocation)	72,195	(4,528)	(81,014)	(61,202)	74,549	—

Ending balance	$876,467	$70,962	$104,950	$110,833	$1,685,970	$2,849,182

Ending balance: individually evaluated for impairment	$79,500	$—	$—	$63,156	$—	$142,656

Ending balance: collectively evaluated for impairment	$796,967	$70,962	$104,950	$47,677	$1,685,970	$2,706,526

Loans:
Ending balance	$180,661,631	$17,303,871	$27,991,308	$13,395,533		$239,352,343

Ending balance: individually evaluated for impairment	$79,500	$—	$—	$63,156		$142,656

Ending balance: collectively evaluated for impairment	$180,582,131	$17,303,871	$27,991,308	$13,332,377		$239,209,687

Summary of Impaired Loans

The following tables present details related to the Company’s impaired loans as of December 31, 2019 and 2018.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized in Year
December 31, 2019:
With allowance recorded:
Professional:
Dental	$51,664	$141,837	$51,664	$65,582	$—
Other	175	128,359	175	31,666	—

Total with allowance recorded	51,839	270,196	51,839	97,248	—

Total impaired loans	$51,839	$270,196	$51,839	$97,248	$—

December 31, 2018:
With allowance recorded:
Professional:
Dental	$79,500	$157,441	$79,500	$93,418	$—
Other	63,156	203,770	63,156	100,372	—

Total with allowance recorded	142,656	361,211	142,656	193,790	—

Total impaired loans	$142,656	$361,211	$142,656	$193,790	$—

Summary of Performing Restructurings Loans and Nonperforming Restructurings Loans

The following tables provide a summary of loans that continue to accrue interest under the terms of the restructuring (“performing restructurings”) and restructured loans that have been placed in nonaccrual status (“nonperforming restructurings”) as of December 31, 2019 and 2018:

	Performing		Nonperforming
	Recorded Investment	# of Loans	Recorded Investment	# of Loans
December 31, 2019:
Professional:
Dental	$—	—	$51,664	1
Other	—	—	175	1

Total	$—	—	$51,839	2

December 31, 2018:
Professional:
Dental	$—	—	$79,500	1
Other	—	—	63,156	1

Total	$—	—	$142,656	2

Schedule of Changes in Related Party Loans

Changes in related party loans for the years ended December 31, 2019 and 2018, are as follows:

	Years Ended December 31,
	2019	2018
Balance, beginning of year	$746,997	$1,205,798
Advances	128,023	203,350
Repayments	(384,587)	(662,151)
Change in related parties	1,043,885	—

Balance, end of year	$1,534,318	$746,997